1933 Act File No. 33-11905
                                                    1940 Act File No. 811-5010


                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933.....
                                                                  -----

Pre-Effective Amendment No.       ..........................      _____
                             -----

Post-Effective Amendment No.  53  ..........................        X
                             -----                                -----

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                                  -----

Amendment No. 54  ..........................................        X
             -----                                                -----

                             THE HUNTINGTON FUNDS
              (Exact name of Registrant as Specified in Charter)

                             5800 Corporate Drive
                          Pittsburgh, PA 15237-7010
                   (Address of Principal Executive Offices)

                                1-800-544-8347
                       (Registrant's Telephone Number)

                             Ronald J. Corn, Esq.
                         The Huntington National Bank
                             41 South High Street
                              Columbus, OH 43287
                   (Name and address of agent for service)
              (Notices should be sent to the Agent for Service)

                                  Copies to:
                           David C. Mahaffey, Esq.
                           Sullivan & Worcester LLP
                              1666 K Street, NW
                             Washington, DC 20006

It is proposed that this filing will become effective:

_x  immediately upon filing pursuant to paragraph (b)
_  on ____________ pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a)(i)
   on ______       pursuant to paragraph (a)(i)
    on 75 days after filing pursuant to paragraph (a)(ii)
___ on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



PART C.     OTHER INFORMATION.

Item 23.    Exhibits

            (a)   (i)         Conformed copy of Agreement and
                              Declaration of Trust of the
                              Registrant, dated April 27, 2006;
                              (9)
                  (ii)        Conformed copy of Amendment No. 1
                              to Agreement and Declaration of
                              Trust of the Registrant, dated May
                              15, 2006; (9)
            (b)   (i)         Copy of By-Laws of the Registrant,
                              dated April 27, 2006; (9)
            (c)               Conformed copy of Specimen
                              Certificate for Shares of
                              Beneficial Interest of the
                              Registrant, dated April 18, 2006,
                              including Certificate of Amendment
                              dated May 17, 2006; (9)
            (d)   (i)         Conformed copy of Investment
                              Advisory Agreement dated June 23,
                              2006, between the Registrant and
                              Huntington Asset Advisors, Inc.,
                              relating to the Dividend Capture
                              Fund, International Equity Fund,
                              Mid Corp America Fund, New Economy
                              Fund, Rotating Index Fund and the
                              Situs Small Cap Fund; (9)
                  (ii)        Conformed copy of Amendment to Investment Advisory
                              Agreement dated June 23, 2006, between the
                              Registrant and Huntington Asset
                              Advisors, Inc., relating to the
                              Dividend Capture Fund, International
                              Equity Fund, Mid Corp America Fund,
                              New Economy Fund, Rotating Index
                              Fund and the Situs Small Cap Fund;
                              (9)
                 (iii)        Conformed copy of Investment Advisory Agreement
                              dated June 23, 2006, between the Registrant and
                              Huntington Asset Advisors, Inc.,
                              relating to the U.S. Treasury Money
                              Market Fund, Growth Fund, Income Equity
                              Fund, Fixed Income Securities Fund,
                              Short/Intermediate Fixed Income
                              Securities Fund, Money Market Fund,
                              Ohio Municipal Money Market Fund, Ohio
                              Tax-Free Fund, Michigan Tax-Free Fund,
                              Mortgage Securities Fund, Florida
                              Tax-Free Fund and Intermediate
                              Government Income Fund; (9)
                  (iv)        Conformed Copy of Amendment to Investment Advisory
                              Agreement dated June 23, 2006, between the
                              Registrant and Huntington Asset
                              Advisors, Inc., relating to the U.S.
                              Treasury Money Market Fund, Growth
                              Fund, Income Equity Fund, Fixed Income
                              Securities Fund, Short/Intermediate
                              Fixed Income Securities Fund, Money
                              Market Fund, Ohio Municipal Money
                              Market Fund, Ohio Tax-Free Fund,
                              Michigan Tax-Free Fund, Mortgage
                              Securities Fund, Florida Tax-Free Fund
                              and Intermediate Government Income
                              Fund; (9)
                   (v)        Conformed copy of Investment Advisory Agreement
                              dated June 23, 2006, between the Registrant and
                              Huntington Asset Advisors, Inc.,
                              relating to the VA Dividend Capture
                              Fund, VA Growth Fund, VA Income Equity
                              Fund, VA International Equity Fund, VA
                              Macro 100 Fund, VA Mid Corp America
                              Fund, VA Mortgage Securities Fund, VA
                              New Economy Fund, VA Rotating Markets
                              Fund and VA Situs Small Cap Fund; (10)
                   (vi)       Conformed copy of Amendment to Investment Advisory
                              Agreement dated June 23, 2006, between the
                              Registrant and Huntington Asset
                              Advisors, Inc., relating to the VA
                              Dividend Capture Fund, VA Growth Fund,
                              VA Income Equity Fund, VA International
                              Equity Fund, VA Macro 100 Fund, VA Mid
                              Corp America Fund, VA Mortgage
                              Securities Fund, VA New Economy Fund,
                              VA Rotating Markets Fund and VA Situs
                              Small Cap Fund; (10)
                  (vii)       Conformed copy of Letter Agreement to the
                              Investment Advisory Agreement dated June 23, 2006,
                              between the Registrant and Huntington Asset
                              Advisors, Inc., relating to the VA
                              Dividend Capture Fund, VA Growth Fund,
                              VA Income Equity Fund, VA International
                              Equity Fund, VA Macro 100 Fund, VA Mid
                              Corp America Fund, VA Mortgage
                              Securities Fund, VA New Economy Fund,
                              VA Rotating Markets Fund and VA Situs
                              Small Cap Fund; (10)
                 (viii)       Conformed copy of Subadvisory Agreement dated
                              June 23, 2006, between the Registrant,
                              Huntington Asset Advisors, Inc. and
                              Laffer Investments, Inc.; (9)
                   (ix)       Conformed copy of Amended and Restated Exhibit 1
                              to Schedule A to
                              the Investment Advisory Agreement
                              between Registrant and Huntington Asset
                              Advisors, Inc. (11)
            (e)   (i)         Conformed copy of Distributor's
                              Contract dated June 23, 2006,
                              between the Registrant and Edgewood
                              Services Inc.; (9)
                  (ii)        Conformed copy of Exhibit A to the
                              Distributor's Contract dated June
                              23, 2006, between the Registrant
                              and Edgewood Services Inc.; (9)
                  (iii)       Conformed copy of Exhibit B to the
                              Distributor's Contract dated June
                              23, 2006, between the Registrant
                              and Edgewood Services Inc.; (9)
                  (iv)        Conformed copy of Exhibit C to the
                              Distributor's Contract dated June
                              23, 2006, between the Registrant
                              and Edgewood Services Inc.; (9)
                  (v)         Conformed copy of Exhibit D to the
                              Distributor's Contract dated June
                              23, 2006, between the Registrant
                              and Edgewood Services Inc.; (9)
                  (vi)        Conformed copy of Exhibit E to the
                              Distributor's Contract dated June
                              23, 2006, between the Registrant
                              and Edgewood Services Inc.; (9)
                  (vii)       Conformed copy of Amendment to the
                              Distributor's Contract dated June
                              23, 2006, between the Registrant
                              and Edgewood Services Inc.; (9)
                  (viii)      Conformed copy of Amended and
                              Restated Amendment 1 to Exhibit A
                              to the Distributors Contract
                              between Registrant and Edgewood
                              Services, Inc.; (11)
                  (ix)        Conformed copy of Amended and
                              Restated Amendment 1 to Exhibit B
                              to the Distributor's Contract
                              between Registrant and Edgewood
                              Services, Inc.; (11)
                  (x)         Conformed copy of Amended and
                              Restated Amendment 1 to Exhibit C
                              to the Distributor's Contract
                              between Registrant and Edgewood
                              Services, Inc.; (11)
            (f)               Not applicable;
            (g)   (i)         Conformed copy of Custodian
                              Agreement, dated June 23, 2006,
                              between the Registrant and The
                              Huntington National Bank; (9)
                  (ii)        Conformed copy of Schedule A to
                              Custodian Agreement, dated June 23,
                              2006, between the Registrant and
                              The Huntington National Bank; (9)
                  (iii)       Copy of Schedule B to Custodian
                              Agreement, dated June 23, 2006,
                              between the Registrant and The
                              Huntington National Bank; (9)
                  (iv)        Conformed copy of Amendment to
                              Custodian Agreement, dated June 23,
                              2006, between the Registrant and
                              The Huntington National Bank; (9)
                  (v)         Conformed copy of Foreign Custody
                              Manager Agreement between the
                              Registrant and The Bank of New
                              York, dated June 23, 2006; (9)
                  (vi)        Copy of Exhibit A to Foreign Custody
                              Manager Agreement between the Registrant
                              and The Bank of New York, dated June 23,
                              2006; (9)
                  (vii)       Conformed copy of Schedule I to Foreign
                              Custody Manager Agreement between the
                              Registrant and The Bank of New York, dated
                              June 23, 2006; (9)
                  (viii)      Conformed copy of Foreign Custody
                              Agreement between the Registrant
                              and The Bank of New York, dated June 23,
                              2006; (9)
                   (ix)       Copy of Schedule I to Foreign Custody
                              Agreement between the Registrant
                              and The Bank of New York, dated June 23,
                              2006; (9)
                   (x)        Copy of Schedule II to Foreign Custody
                              Agreement between the Registrant
                              and The Bank of New York, dated June 23,
                              2006; (9)
                  (xi)        Copy of Schedule III to Foreign Custody
                              Agreement between the Registrant
                              and The Bank of New York, dated June 23,
                              2006; (9)
                  (xii)       Conformed copy of Appendix I to Foreign
                              Custody Agreement between the Registrant
                              and The Bank of New York, dated June 23,
                              2006; (9)
                  (xiii)      Conformed copy of Sub-Custody Agreement
                              between the Registrant, The Huntington
                              National Bank and PFPC Trust Company dated
                              June 23, 2006; (10)
                  (xiv)       Copy of Amended and Restated Exhibit 1 to
                              Schedule B to the Custodian Agreement
                              between Registrant and The Huntington
                              National Bank; (11)
                  (xv)        Copy of Amended and Restated Exhibit 1 to
                              Exhibit A to the Foreign Custody Manager
                              Agreement between Registrant and The Bank
                              of New York; (11)
                  (xvi)       Copy of Amended and Restated Exhibit 1 to
                              Schedule II to the Foreign Custody
                              Agreement between Registrant and The Bank
                              of New York; (11)
                  (xvii)      Conformed copy of Custodian Agreement
                              dated June 26, 2006 between Registrant and
                              State Street Bank and Trust Company
                              including Schedules A, B and C and the
                              Remote Access Services Addendum; (11)
            (h)   (i)         Conformed copy of Mutual Fund
                              Services Agreement, dated June 23,
                              2006, between the Registrant and
                              Unified Funds Services, Inc.; (9)
                    (ii)      Copy of Exhibit A to the Mutual Fund Services
                              Agreement, dated
                              June 23, 2006, between the
                              Registrant and Unified Funds
                              Services, Inc.; (9)
                   (iii)      Copy of Exhibit B to the Mutual Fund Services
                              Agreement, dated
                              June 23, 2006, between the
                              Registrant and Unified Funds
                              Services, Inc.; (9)
                    (iv)      Copy of Exhibit C to the Mutual Fund Services
                              Agreement, dated
                              June 23, 2006, between the
                              Registrant and Unified Funds
                              Services, Inc.; (9)
                     (v)      Copy of Exhibit D to the Mutual Fund Services
                              Agreement, dated
                              June 23, 2006, between the
                              Registrant and Unified Funds
                              Services, Inc.; (9)
                  (vi)        Form of Administration Agreement
                              dated June 23, 2006, between the
                              Registrant and Huntington National
                              Bank; (10)
                  (vii)       Copy of Investment Company Exhibit
                              to Administration Agreement dated
                              June 23, 2006, between the
                              Registrant and Huntington National
                              Bank; (10)
                  (viii)      Form of Administrative Services Fee
                              Exhibit to Administration Agreement
                              dated June 23, 2006, between the
                              Registrant and Huntington National
                              Bank; (10)
                  (ix)        Conformed copy of Agreement for
                              Sub-Administrative Services, dated
                              June 23, 2006, between the
                              Registrant and Federated Services
                              Company; (9)
                  (x)         Copy of Investment Company Exhibit
                              to Agreement for Sub-Administrative
                              Services, dated June 23, 2006,
                              between the Registrant and
                              Federated Services Company; (9)
                  (xi)        Conformed copy of
                              Sub-Administrative Services Fee
                              Exhibit to Agreement for
                              Sub-Administrative Services, dated
                              June 23, 2006, between the
                              Registrant and Federated Services
                              Company; (9)
                  (xii)       Conformed copy of Financial
                              Administration and Accounting
                              Services Agreement dated December
                              1, 2001, including Exhibit A dated
                              December 1, 2001 as amended April
                              30, 2004, and Letter of Assignment
                              dated August 8, 2006; (9)
                  (xiii)      Conformed copy of Fund Accounting
                              Agreement dated May 1, 2002,
                              between the Registrant and BISYS
                              Fund Services Ohio, Inc.; (10)
                  (xiv)       Conformed copy of Amendment #1 to Fund
                              Accounting Agreement dated May 1, 2002,   between
                              the Registrant and BISYS Fund       Services Ohio,
                              Inc.; (10)
                   (xv)       Conformed copy of Amendment #2 to
                              Fund Accounting Agreement dated May
                              1, 2002, between the Registrant and
                              BISYS Fund Services Ohio, Inc.; (10)
                  (xvi)       Conformed copy of Amendment #3 to
                              Fund Accounting Agreement dated May
                              1, 2002, between the Registrant and
                              BISYS Fund Services Ohio, Inc.; (10)
                (xvii)        Conformed copy of Administrative
                              Services Agreement between the
                              Registrant and Huntington National
                              Bank, dated June 23, 2006; (9)
                (xviii)       Conformed copy of Exhibit A to
                              Administrative Services Agreement
                              between the Registrant and
                              Huntington National Bank, dated
                              June 23, 2006; (9)
                (ix)          Conformed copy of Fund Participation
                              Agreement among the Registrant, Huntington
                              Asset Advisors, Inc., Edgewood Services,
                              Inc. and Hartford Life Insurance Company,
                              dated June 23, 2006; (10)
                (xx)          Form of Fund Participation Agreement
                              among Nationwide Life Insurance Company
                              and Nationwide Life and Annuity
                              Insurance Company; the
                              Registrant; Huntington Asset Advisors,
                              Inc.; and Edgewood Services, Inc.,
                              dated June 23, 2006, including
                              Exhibits A through E; (10)
                (xxi)         Conformed copy of Fund Participation
                              Agreement among the Registrant, Edgewood
                              Services, Inc., Huntington Asset Advisors,
                              Inc., and Transamerica Life Insurance
                              Company, dated June 23, 2006; (10)
                 (xxii)       Copy of Amended and Restated Investment
                              Company Exhibit 1 to Agreement for
                              Administrative Services between The
                              Huntington National Bank and
                              Registrant;(11)
                 (xxiii)      Copy of Amended and Restated Investment
                              Company Exhibit 1 to Agreement for Sub-
                              Administrative Services among Registrant, The
                              Huntington National Bank and Federated
                              Services Company; (11)
                 (xxiv)       Conformed copy of Exhibit A to
                              Administrative Services Agreement between
                              Registrant and The Huntington National
                              Bank; (11)
                 (xxv)        Conformed copy of Registrant's
                              Shareholder Services Plan dated
                              February 13, 2007;(11)
                 (xxvi)       Conformed copy of Indemnification
                              Agreement between Registrant and Trustee
                              of Trust dated November 9, 2006; (11)
                 (xxvii)      Conformed copy of Indemnification
                              Agreement between Registrant and Trustee
                              of Trust dated November 9, 2006; (11)
                 (xxviii)     Conformed copy of Indemnification
                              Agreement between Registrant and Trustee
                              of Trust dated November 9, 2006; (11)
                 (xxix)       Conformed copy of Indemnification
                              Agreement between Registrant and Trustee
                              of Trust dated November 9, 2006; (11)
                 (xxx)        Conformed copy of Indemnification
                              Agreement between Registrant and Trustee
                              of Trust dated November 9, 2006; (11)
                 (xxxi)       Conformed copy of Indemnification
                              Agreement between Registrant and Trustee
                              of Trust dated December 1, 2006; (11)
                 (xxxii)      Conformed copy of Indemnification
                              Agreement between Registrant and Trustee
                              of Trust dated November 9, 2006; (11)
            (i)               Conformed copy of Opinion of Counsel as
                              to legality of shares being offered;
                              (7)
            (j)   (i)         Conformed copy of Consent of
                              Independent Registered Public
                              Accounting Firm; (11)
                 (ii)         Conformed copy of Consent of Counsel; (7)
            (k)               Not applicable;
            (l)               Conformed copy of Initial Capital
                              Understanding; (1)
            (m)   (i)         Copy of the Distribution Plan of
                              the Registrant, dated June 23 2006;
                              (9)
                  (ii)        Copy of Exhibit A to Distribution
                              Plan of the Registrant, dated June
                              23, 2006; (9)
                  (iii)       Copy of Amended and Restated
                              Exhibit 1 to Exhibit A to
                              Registrant's Distribution Plan; (11)
            (n)   (i)         Conformed copy of Multiple Class Plan,
                              dated June 23, 2006; (9)
                  (ii)        Conformed copy of Exhibit to Multiple
                              Class Plan, dated June 23, 2006 (9)
                  (iii)       Conformed copy of Amended and restated
                              Exhibit 1 to Registrant's Multiple Class
                              Plan; (11)
            (o)   (i)         Conformed copy of Power of Attorney
                              of Charles Davis, Daniel Benhase,
                              John Shary, Thomas Westerfield,
                              David Schoedinger and William R.
                              Wise; (9)
                  (ii)        Conformed copy of Power of Attorney
                              of Chief Executive Officer and Vice
                              President of the Registrant; (9)
                  (iii)       Conformed copy of Power of Attorney
                              of President of the Registrant; (9)
                  (iv)        Conformed copy of Power of Attorney
                              of the Treasurer of the Registrant;
                              (9)
                  (v)         Conformed copy of Power of Attorney
                              of Trustee of the Registrant; (11)
                  (vi)        Conformed copy of Power of Attorney
                              of Trustee of the Registrant; (11)
                  (vii)       Conformed copy of Power of Attorney
                              of Trustee of the Registrant; (11)
            (p)   (i)         Copy of Code of Ethics of Edgewood
                              Services, Inc.; (2)
                  (ii)        Copy of Code of Ethics of The
                              Huntington Funds, dated May 4,
                              2006; (9)
                  (iii)       Copy of Code of Ethics of
                              Huntington Asset Advisors, Inc.,
                              dated February 1, 2006; (9)
                  (iv)        Copy of Code of Ethics for
                              Federated Investors, Inc., dated
                              January 1, 2005, revised January
                              26, 2005; (9)
                  (v)         Copy of Code of Ethics for Laffer
                              Investments, Inc.; (9)
                  (vi)        Copy of Code of Ethics of
                              Huntington Asset Advisors, Inc.
                              dated November 9, 2006;(11)
                  (vii)       Copy of Code of Ethics for Laffer
                              Investments, Inc. amended May 4,
                              2006; (11)

-----------------------------------------------------------------
+           All exhibits have been filed electronically.

(1) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 20 on Form N-1A filed April 26, 1996 (File Nos. 33-11905 and 811-5010).

(2) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 38 on Form N-1A filed February 21, 2002 (File Nos. 33-11905 and 811-5010).

(3) Response is incorporated by reference to Registrant's Amendment No. 1 on Form N-14 filed February 3, 1998 (File Nos. 33-11905 and 811-5010).

(4) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 43 on Form N-1A filed February 2, 2004 (File Nos. 33-11905 and 811-5010).

(5) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 44 on Form N-1A filed February 23, 2004 (File Nos. 33-11905 and 811-5010).

(6) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 45 on Form N-1A filed April 29, 2004 (File Nos. 33-11905 and 811-5010).

(7) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 47 on Form N-1A filed April 29, 2005 (File Nos. 33-11905 and 811-5010).

(8) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 47 on Form N-1A filed April 28, 2006 (File Nos. 33-11905 and 811-5010)

(9) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 50 on Form N-1A filed August 24, 2006 (File Nos. 33-11905 and 811-5010)

(10) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 51 on Form N-1A filed February 8, 2007 (File Nos. 33-11905 and 811-5010)

(11) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 52 on Form N-1A filed April 30, 2007 (File Nos. 33-11905 and 811-5010)

+    All Exhibits filed electronically.

Item 24.    Persons Controlled by or Under Common Control with
            ---------------------------------------------------
            the Registrant:
            ---------------

            None

Item 25.    Indemnification:
            ---------------

            Indemnification is provided to Officers and Trustees of the Registrant pursuant to Article VII, Section 4 of Registrant's Agreement and Declaration of Trust and Section 2 of the Trustees' Indemnification Agreements. The Investment Advisory Contracts provide that, in the absence of willful misfeasance, bad faith or gross negligence, on the part of the Adviser in the performance of its duties or from reckless disregard by it of its obligations and duties under the Investment Advisory Contracts. Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Investment Advisory Contracts. Indemnification of Registrant's distributor, custodian and transfer agent against certain losses is provided for, respectively, in Section 10 of the Distributor's Contract, incorporated herein by reference as Exhibit (e)(i), Section 8 of the Custodian Contract, incorporated herein by reference as Exhibit (g)(i) and Section 8 of the Transfer Agency Agreement incorporated herein by reference as Exhibit (h)(i). Registrant's Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

            Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a  proceeding  (upon  undertaking  for  repayment  unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or
            (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.




Item 26.    Business and Other Connections of the Investment
            -------------------------------------------------
            Adviser:
            -------

      Huntington Asset Advisors, Inc., ("Huntington") serves as the investment adviser to the Registrant. Huntington is a wholly owned subsidiary of Huntington Bancshares Incorporated ("HBI"). Huntington conducts a variety of trust activities. To the knowledge of the Registrant, none of the directors or executive officers of Huntington, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and executive officers also hold various positions with and engage business for HBI.

                                    POSITION WITH HUNTINGTON
      NAME                          ASSET ADVISORS, INC.

      B. Randolph Bateman           President and
                                    Chief Investment Officer

      Douglas Brooks                Senior Vice President

      James J. Gibboney, Jr.        Senior Vice President

      Kirk Mentzer                  Senior Vice President

      Christopher M. Rowane         Senior Vice President

      Paul Koscik                   Vice President

      Christopher G. Cwiklinski     Vice President

      Patrick J. Fraker             Vice President

      Craig J. Hardy                Vice President

      Madelynn Matlock              Vice President

      Dr. Bernard Shinkel           Vice President

      William G. Doughty            Vice President

      Gustave Seasongood            Vice President

      Kathy Stylarek                Vice President

      Martina Cheung                Vice President

      Ronald J. Corn                Secretary and Chief
                                    Compliance Officer

      David Castor                  Treasurer and Chief
                                    Financial Officer


Item 27.    Principal Underwriters:

            (a) Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:
                  BBH Fund, Inc., BBH Trust, Hibernia Funds, The Huntington Funds, Huntington VA Funds, MTB Group of Funds and WesMark Funds.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Charles L. Davis, Jr.         President,
5800 Corporate Drive          Edgewood Services, Inc.
--
Pittsburgh, PA 15237-7002

Thomas R. Donahue             Director and Executive
--
5800 Corporate Drive          Vice President,
Pittsburgh, PA 15237-7002     Edgewood Services, Inc.

Peter J. Germain              Director,
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas E. Territ              Director,
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley II              Director and Treasurer
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Christine Johnston            Vice President,
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

C. Todd Gibson                Secretary,
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Lori A. Hensler               Assistant Treasurer,
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Richard A. Novak              Assistant Treasurer,
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Ned Bartley                   Assistant Secretary,
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

      (c)   Not applicable

Item 28.    Location of Accounts and Records:
            --------------------------------

All accounts and records required to be maintained by Section
31(a) of the Investment Company Act of 1940 and rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                          41 South High Street
                                    Columbus, OH  43287

(Notices should be sent to the Agent for Service at the address above)

Edgewood Services, Inc.             5800 Corporate Drive
("Distributor")                     Pittsburgh, PA  15237-7002

Huntington Asset Advisors, Inc.     41 South High Street
("Advisor")                         Columbus, OH  43287

The Huntington National Bank        41 South High Street
("Custodian" and                    Columbus, OH  43287
"Administrator")

Federated Services Company          Federated Investors Tower
("Sub-Administrator")               1001 Liberty Avenue
                                    Pittsburgh, PA  15222-3779

Unified Fund Services, Inc.         P.O. Box 6110
("Transfer Agent and                Indianapolis, IN 46206-6110
Dividend Disbursing Agent")

BISYS Fund Services Ohio, Inc.      3435 Stelzer Road
("Sub-Fund Accountant")             Suite 1000
                                    Columbus, OH  43219


Item 29.    Management Services:  Not applicable.
            -------------------

Item 30.    Undertakings:  Not applicable.
            ------------

                            SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, THE HUNTINGTON FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 2nd day of May, 2007.

                       THE HUNTINGTON FUNDS

                        BY: /s/ Alicia G. Powell
                        Alicia G. Powell, Assistant Secretary
                        May 2, 2007

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                       TITLE                DATE
      ----                       -----                ----

By: /s/ Alicia G. Powell      Attorney In Fact     May 2, 2007
Alicia G. Powell              For the Persons
ASSISTANT SECRETARY           Listed Below

      NAME                       TITLE

B. Randolph Bateman*          President
                              (Principal Executive Officer)

Charles L. Davis, Jr.*        Chief Executive Officer

Christopher E. Sabato*        Treasurer
                              (Principal Financial Officer)

George Polatas*               Vice President

David S. Schoedinger*         Trustee

John M. Shary*                Trustee

Thomas J. Westerfield*        Trustee

William R. Wise*              Trustee

Tadd C. Seitz*                Trustee

Mark D. Shary*                Trustee

William H. Zimmer*            Trustee


* By Power of Attorney